Income Taxes (Rates) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
% of Pretax Earnings
Income tax benefit at statutory rate (as a percent)	34.00%	34.00%	34.00%
State income taxes, net of federal tax benefit (as a percent)	3.10%	3.10%	3.10%
Income tax credits (as a percent)	23.70%	2.60%	3.50%
Nondeductible expenses and other (as a percent)	(7.90%)	(1.90%)	(1.00%)
Change in valuation allowance (as a percent)	(52.90%)	(37.80%)	(39.60%)
Income tax expense (benefit) (as a percent)	0.00%	0.00%	0.00%
Unrecognized tax benefits	$ 0	$ 0